Offerings - Offering: 1	Oct. 01, 2026 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001
Amount Registered | shares	72,116,193
Proposed Maximum Offering Price per Unit | $ / shares	10.00
Maximum Aggregate Offering Price	$ 721,161,930.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 62,741.08
Offering Note

(1)	Consists of 72,116,193 shares of Domesticated HCAC Common Stock to be issued or issuable in connection with the Business Combination, including (i) up to 20,700,000 shares upon conversion of HCAC Class A Ordinary Shares in the Domestication, (ii) 2,070,000 shares upon conversion of Public Rights at the Effective Time, (iii) 7,883,293 shares upon conversion of Founder Shares (HCAC Class B Ordinary Shares), (iv) 614,000 shares upon conversion of Private Placement Shares, (v) 61,400 shares upon conversion of Private Placement Rights at the Effective Time, (vi) up to 40,000,000 shares of Domesticated HCAC Common Stock (including 5,000,000 Earnout Shares) as consideration in the Merger to REEcycle stockholders, and (vii) 787,500 shares to be issued in exchange for financial advisory services to REEcycle.
(2)	Pursuant to Rule 416(a) promulgated under the Securities Act, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share splits, share dividends and/or similar transactions.
(3)	Calculated by multiplying the proposed maximum aggregate offering price of securities to be registered by the Fee Rate.